Restructuring Level 4 (Details) - Restructuring by Segment - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Restructuring Cost and Reserve [Line Items]
Cumulative restructuring costs, Incurred to Date	$ 17
Restructuring Reserve [Roll Forward]
Accrued liability, Beginning Balance	12	$ 0
Restructuring charges	4	13
Payments	(13)	(1)
Accrued liability, Ending Balance	3	12
EPCD [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring costs expected to be incurred	11
Cumulative restructuring costs, Incurred to Date	11
Restructuring Reserve [Roll Forward]
Accrued liability, Beginning Balance	9	0
Restructuring charges	1	10
Payments	(9)	(1)
Accrued liability, Ending Balance	1	9
FPD [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring costs expected to be incurred	6
Cumulative restructuring costs, Incurred to Date	6
Restructuring Reserve [Roll Forward]
Accrued liability, Beginning Balance	3	0
Restructuring charges	3	3
Payments	(4)	0
Accrued liability, Ending Balance	$ 2	$ 3